Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,333,240.00
Previously Paid Amount	0.00
Total Fee Amount	874.62
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 874.62
Narrative - Max Aggregate Offering Price	$ 6,333,240.00
Final Prospectus	true